Pension and post-retirement benefits	12 Months Ended
Dec. 31, 2018
Pension and post-retirement benefits
Pension and post-retirement benefits

The notes included in this section focus on the costs and commitments associated with employing our staff.

Pension schemes

UK Retirement Fund (UKRF)

The UKRF is Barclays Bank Group’s main scheme, representing 97% of Barclays Bank Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections, the two most significant of which are:

  Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). An increase of up to 2% a year may also be added at Barclays’ discretion. Between 1 October 2003 and 1 October 2012 the majority of new UK employees (except for the employees of the investment banking business within Barclays International) were eligible to join this section. The costs of ill-health retirements and death in service benefits for Afterwork members are borne by the UKRF. The main risks that Barclays runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.

  The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan (PIP), a historic defined contribution section which is now closed to future contributions. The risks that Barclays runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.

Barclays Pension Savings Plan (BPSP)

From 1 October 2012, a new UK pension scheme, the BPSP, was established to satisfy Auto Enrolment legislation. The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012, employees of the investment banking business within Barclays International who were in PIP as at 1 October 2012, and also all UK employees who were not members of a pension scheme at that date. As a defined contribution scheme, BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.

Other

Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-retirement health care plans globally, the largest of which are the US defined benefit schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.

Governance

The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of Barclays PLC.

The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active staff and pensioner members who apply for the role.

The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.

Similar principles of pension governance apply to Barclays Bank PLC’s other pension schemes, depending on local legislation.

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Amounts recognised

The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits.

Income statement charge
	2018	2017
	£m	£m
Current service cost	64	261
Net finance cost	(24)	(12)
Past service cost	134	(3)
Other movements	5	-
Total	179	246

Barclays Bank Group is the principal employer of the UKRF and hence Scheme Assets and Defined Benefit Obligations relating to the UKRF are recognised within Barclays Bank Group. Barclays Bank UK and Barclays Execution Services are participating employers in the UKRF and their share of the UKRF service cost is borne by them. Of the £240m current service cost in the below table, £69m relates to Barclays Bank UK PLC, £83m relates to Barclays Execution Services and £24m relates to an adjustment made for discontinued operations relating to Barclays Bank UK PLC. While the entire current service cost is accounted for in Barclays Bank Group on balance sheet, the income statement charge is accounted for across all the participating employers.

Balance sheet reconciliation	2018			2017
	The Group Total	The Bank Total	Of which relates to UKRF	The Group Total	The Bank Total	Of which relates to UKRF
	£m	£m	£m	£m	£m	£m
Benefit obligation at beginning of the year	(30,243)	(29,554)	(29,160)	(33,020)	(32,325)	(31,847)
Current service cost	-	-	-	(261)	(251)	(245)
Interest costs on scheme liabilities	-	-	-	(843)	(822)	(810)
Past service cost	-	-	-	3	1	-
Remeasurement loss - financial	-	-	-	(386)	(350)	(330)
Remeasurement (loss)/gain - demographic	-	-	-	(229)	(234)	(240)
Remeasurement (loss)/gain - experience	-	-	-	(612)	(609)	(614)
Employee contributions	-	-	-	(5)	(1)	(1)
Benefits paid	-	-	-	4,970	4,942	4,927
Exchange and other movements	-	-	-	140	95	-
Benefit obligation at end of the year	(30,243)	(29,554)	(29,160)	(30,243)	(29,554)	(29,160)
Fair value of scheme assets at beginning of the year	30,922	30,364	30,112	32,657	32,125	31,820
Interest income on scheme assets	-	-	-	855	839	831
Employer contribution	-	-	-	1,152	1,136	1,124
Remeasurement - return on plan assets greater than discount rate	-	-	-	1,333	1,280	1,263
Employee contributions	-	-	-	5	1	1
Benefits paid	-	-	-	(4,970)	(4,942)	(4,927)
Exchange and other movements	-	-	-	(110)	(75)	-
Fair value of scheme assets at the end of the year	30,922	30,364	30,112	30,922	30,364	30,112
Net surplus/(deficit)	679	810	952	679	810	952
Retirement benefit assets	-	-	-	966	959	952
Retirement benefit liabilities	-	-	-	(287)	(149)	(27)
Net retirement benefit assets/(liabilities)	-	-	-	679	810	952

Included within the Barclays Bank Group ’s benefit obligation was £757m (2017: £894m) relating to overseas pensions and £172m (2017: £189m) relating to other post-employment benefits.

As at 31 December 2018, the UKRF’s scheme assets were in surplus versus IAS 19 obligations by £1,735m (2017: £952m). The movement for the UKRF was driven by an increase in the discount rate and payment of deficit contributions, offset by lower than assumed asset returns and revised early retirement and cash commutation factors.

Barclays Bank Group has considered all of the implications of the High Court ruling in the Lloyds Banking Group Pension Trustees case on the requirement to equalise pensions in respect of Guaranteed Minimum Pensions (GMP). This resulted in a £140m increase in pension obligation which has been recognised as a past service cost. Any future clarifications to GMP equalisation leading to a change in financial assumptions are expected to be recognised in equity.

Of the £2,167m (2017: £4,927m) UKRF benefits paid out, £1,420m (2017: £4,151m) related to transfers out of the fund.

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Where a scheme’s assets exceed its obligation, an asset is recognised to the extent that it does not exceed the present value of future contribution holidays or refunds of contributions (the “asset ceiling”). In the case of the UKRF the asset ceiling is not applied as, in certain specified circumstances such as wind-up, Barclays expects to be able to recover any surplus. The Trustee does not have a substantive right to augment benefits, nor do they have the right to wind up the plan except in the dissolution of the Barclays Bank Group or termination of contributions by the Barclays Bank Group. The application of the asset ceiling to other plans is considered on an individual plan basis.

Critical accounting estimates and judgements

Actuarial valuation of the schemes’ obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2018	2017
	% p.a.	% p.a.
Discount rate	2.71	2.46
Inflation rate (RPI)	3.25	3.22

The UKRF discount rate assumption for 2018 was based on a variant of the standard Willis Towers Watson RATE Link model. This variant includes all bonds rated AA by at least one of the four major ratings agencies, and assumes that yields after year 30 are flat. The RPI inflation assumption for 2018 was set by reference to the Bank of England’s implied inflation spot curve, assuming the spot curve remains flat after 30 years. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and price inflation assumptions is consistent with that used at the prior year end.

The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2016 of Barclays own post-retirement mortality experience, and taking account of the recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2017 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.25% pa in future improvements. The methodology used is consistent with the prior year end, except that the 2016 core projection model was used at 2017. The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2018	2017	2016
Life expectancy at 60 for current pensioners (years)
– Males	27.7	27.8	27.9
– Females	29.4	29.4	29.7
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	29.2	29.3	29.7
– Females	31.0	31.0	31.7

Sensitivity analysis on actuarial assumptions

The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as Barclays expressing any specific view of the probability of such movements happening.

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Change in key assumptions
	2018	2017
	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.50% p.a. increase	(2.1)	(2.4)
0.25% p.a. increase	(1.1)	(1.2)
0.25% p.a. decrease	1.1	1.3
0.50% p.a. decrease	2.4	2.8
Assumed RPI
0.50% p.a. increase	1.3	1.6
0.25% p.a. increase	0.7	0.8
0.25% p.a. decrease	(0.6)	(0.7)
0.50% p.a. decrease	(1.3)	(1.5)
Life expectancy at 60
One year increase	0.9	1.0
One year decrease	(0.9)	(1.0)

The weighted average duration of the benefit payments reflected in the defined benefit obligation for the UKRF is 17 years.

Assets

A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed with the Trustee from time to time.

The UKRF also employs derivative instruments, where appropriate, to achieve a desired exposure or return, or to match assets more closely to liabilities. The value of assets shown reflects the assets held by the scheme, with any derivative holdings reflected on a fair value basis.

The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total		Of which relates to UKRF
	Value	% of total fair value of scheme assets	Value	% of total fair value of scheme assets
	£m	%	£m	%
As at 31 December 2018
Equities - quoted	2,916	9.8	2,787	9.6
Equities - non-quoted	1,995	6.7	1,995	6.9
Bonds - fixed government[a]	4,099	13.8	3,840	13.2
Bonds - index-linked government[a]	11,960	40.2	11,951	41.1
Bonds - corporate and other[a]	5,653	19.0	5,479	18.9
Property - commercial[b]	1,712	5.8	1,702	5.9
Derivatives[b]	266	0.9	266	0.9
Other[c]	1,121	3.8	1,016	3.5
Fair value of scheme assets	29,722	100.0	29,036	100.0

As at 31 December 2017
Equities - quoted	4,377	14.1	4,151	13.8
Equities - non-quoted	2,001	6.5	2,001	6.6
Bonds - fixed government[a]	2,433	7.9	2,184	7.3
Bonds - index-linked government[a]	13,089	42.3	13,078	43.4
Bonds - corporate and other[a]	5,195	16.8	4,999	16.6
Property - commercial[b]	1,911	6.2	1,902	6.3
Derivatives[b]	816	2.6	816	2.7
Other[c]	1,100	3.6	981	3.3
Fair value of scheme assets	30,922	100.0	30,112	100.0

Notes

a Assets held are predominately quoted.

b Assets held are predominantly non-quoted.

c Assets held are predominantly in Infrastructure Funds.

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Included within the fair value of scheme assets were: £nil (2017: £0.1m) relating to shares in Barclays PLC and £nil (2017: £0.6m) relating to bonds issued by Barclays PLC. The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.

The UKRF scheme assets also include £1m (2017: £15m) relating to UK private equity investments and £1,994m (2017: £1,986m) relating to overseas private equity investments. These are disclosed above within Equities – non-quoted.

Approximately 46% of the UKRF assets are invested in liability-driven investment strategies; primarily UK gilts as well as interest rate and inflation swaps. These are used to better match the assets to its liabilities. The swaps are used to reduce the scheme’s inflation and duration risks against its liabilities.

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Funding

The Scheme Actuary prepares an annual update of the UKRF funding position in addition to the full triennial actuarial valuation. The latest annual update was carried out as at 30 September 2018 and showed a deficit of £4.04bn and a funding level of 88.4%.

The last triennial actuarial valuation of the UKRF had an effective date of 30 September 2016 and was completed in July 2017. This valuation showed a funding deficit of £7.87bn and a funding level of 81.5%.

The improvement in funding position between 30 September 2016 and 30 September 2018 was largely due to payment of deficit contributions, higher than assumed asset returns, higher Government bond yields, and transfers out of the scheme.

At the 2016 triennial actuarial valuation the Group and UKRF Trustee agreed a revised scheme-specific funding target, statement of funding principles, schedule of contributions, a recovery plan to seek to eliminate the deficit relative to the funding target and some additional support measures. The agreement with the UKRF Trustee also takes into account the changes to the Group structure that were implemented as a result of ring-fencing.

The main differences between the funding and IAS 19 assumptions were a different approach to setting the discount rate and a more conservative longevity assumption for funding.

The deficit reduction contributions agreed with the UKRF Trustee as part of the 30 September 2016 valuation recovery plan are shown

Deficit contributions
30 September 2016 valuation
Year	£m
2017	740
2018	500
2019	500
2020	500
2021 to 2026	1,000 each year

The deficit reduction contributions are in addition to the regular contributions to meet the Barclays Bank Group’s share of the cost of benefits accruing over each year. The next funding valuation of the UKRF is due to be completed in 2020 with an effective date of 30 September 2019.

Other support measures agreed at the same time as the valuation

Collateral - The UKRF Trustee and Barclays Bank PLC have entered into an arrangement whereby a collateral pool has been put in place to provide security for the UKRF funding deficit as it increases or decreases over time, and associated deficit recovery contributions. The collateral pool is currently made up of government securities. Agreement was made with the Trustee to increase the proportion of the deficit covered from 88.5% to 100% effective from 26 March 2018 with an overall cap remaining of £9.0bn. The arrangement provides the UKRF Trustee with dedicated access to the pool of assets in the event of Barclays Bank PLC not paying a deficit reduction contribution to the UKRF or in the event of Barclays Bank PLC’s insolvency. These assets are included within Note 40 Assets pledged.

Support from Barclays PLC - In the event of Barclays Bank PLC not paying a deficit reduction contribution payment required under the 2016 valuation recovery plan by a specified pre-payment date, Barclays PLC has entered into an arrangement whereby it will be required to use, in first priority, dividends received from BBUKPLC (if any) to invest the proceeds in Barclays Bank PLC (up to the maximum amount of the deficit reduction contribution unpaid by Barclays Bank PLC). The proceeds of the investment will be used to discharge Barclays Bank PLC’s unpaid deficit reduction contribution.

Participation - As permitted under the Financial Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, BBUKPLC is a participating employer in the UKRF and will remain so during a transitional phase until September 2025 as set out in a deed of participation. BBUKPLC will make contributions for the future service of its employees who are currently Afterwork members and, in the event of Barclays Bank PLC's insolvency during this period provision has been made to require BBUKPLC to become the principal employer of the UKRF. Barclays Bank PLC’s Section 75 debt would be triggered by the insolvency (the debt would be calculated after allowing for the payment to the UKRF of the collateral above).

Defined benefit contributions paid with respect to the UKRF were as follows:

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Contributions paid
£m
2018	741
2017	1,124
2016	634

There were £nil (2017: £153m; 2016: £112m) Section 75 contributions included within the Barclays Group’s contributions paid as no participating employers left the UKRF scheme in 2018.

The Barclays Group’s expected contribution to the UKRF in respect of defined benefits in 2019 is £725m (2018: £716m). In addition, the expected contributions to UK defined contribution schemes in 2019 is £34m (2018: £35m) to the UKRF and £168m (2018: £146m) to the BPSP.